SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Office equipment at cost	$ 25,432	$ 28,623
Less: Accumulated depreciation	(25,130)	(26,600)
Total property, plant, and equipment	$ 302	$ 2,023